Document and Entity Information	Nov. 03, 2023
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001706431
Document Type	8-K
Document Period End Date	Nov. 03, 2023
Entity Registrant Name	Vir Biotechnology, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-39083
Entity Tax Identification Number	81-2730369
Entity Address, Address Line One	1800 Owens Street
Entity Address, Address Line Two	Suite 900
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94158
City Area Code	(415)
Local Phone Number	906-4324
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 par value
Trading Symbol	VIR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false